TAXES ON INCOME (Reconciliation of Income Tax Expense) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss before taxes on income, net, as reported in the statements of operations from continuing operations	$ (21,088,584)	$ (235,441)	$ (1,138,102)	$ (386,023)
Theoretical tax benefit			(239,001)	(81,064)
Decrease in taxes resulting from:
Taxes on income, net, as reported in the statements of operations	700	150	970	(79,870)
Mer Telemanagement Solutions Ltd [Member]
Loss before taxes on income, net, as reported in the statements of operations from continuing operations	(964,000)	(768,000)	$ (2,103,000)	$ (188,000)	$ (840,000)
Tax rates			23.00%	23.00%	23.00%
Theoretical tax benefit			$ (484,000)	$ (43,000)	$ (193,000)
Decrease in taxes resulting from:
Non - deductible expenses			(116,000)	38,000	37,000
Loss and timing differences for which no deferred tax was provided			264,000	(2,000)	187,000
Tax adjustment in respect of different tax rate of subsidiaries			9,000	3,000	6,000
Changes in provision for uncertain tax positions			2,000	8,000	9,000
Taxes on income, net, as reported in the statements of operations	$ 1,000	$ (108,000)	$ (325,000)	$ 4,000	$ 46,000